Earnings per Share - Additional Information (Details) - shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Earnings per share [abstract]
Weighted average dilutive potential ordinary shares outstanding (in shares)	0	0	0